Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restricted assets [line items]
Notional amount	$ 138,128,699	$ 116,684,862
Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	23,566,922	0
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	72,206,286	162,070,719
For appraisals from repo transactions	2,618,547	0
For debit / credit cards transactions	21,871,570	24,081,024
For attachments	10,355	31,169
Liquid offsetting entry required to operate as CNV agent	756,300	504,752
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	0	3,426
Guarantees for the Regional Economies Competitiveness Program	135,667	270,307
For other transactions (includes guarantees linked to rental contracts)	185,137	126,137
Banco de Galicia y Buenos Aires S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	23,566,923	0
For surety guarantees	$ 169,857,361	$ 0